Impairment of Investment in Equity Investees (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014
Impairment Of Assets [Line Items]
Total impairment of investment in equity investees			$ 109.5		$ 7.4
Hummingbird
Impairment Of Assets [Line Items]
Total impairment of investment in equity investees		$ 7.5	7.5	[1]
Far South East Project [Member]
Impairment Of Assets [Line Items]
Total impairment of investment in equity investees	$ 101.4		101.4	[2]
Bezant Resources Plc
Impairment Of Assets [Line Items]
Total impairment of investment in equity investees			$ 0.6		$ 7.4

[1]	Following the identification of impairment indicators at June 30, 2015, the carrying amount of the investment in Hummingbird was impaired to its fair value, being its quoted market price, which resulted in an impairment of $7.5 million.
[2]	Following the identification of impairment indicators at December 31, 2015, the carrying value of FSE was impaired to its fair value which resulted in an impairment of $101.4 million. The fair value was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE.